Principal Accounting Policies - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income (Expense) [Member]
Government Grants	$ 10,423	$ 1,299	$ 102